COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

35. COMMITMENTS AND CONTINGENCIES

35.1 Other operating commitments

In May 2024, the Group entered into an exclusive publishing license agreement with Wemade Co., Ltd. The Group will exclusively publish and service the new MIR M game in mainland China. According to the agreement, the total license fee is RMB 18.0 million and the total minimum payment is RMB 42.0 million. As of December 31, 2024, the Group has prepaid for the license fee of RMB 9.0 million (US$ 1.2 million) and prepaid minimum payment of RMB 9.0 million (US$ 1.2 million). The original publishing license agreement the Group entered into in May 2024 was terminated in October 2025 due to certain unstable factors in relation with MIR M Chinese trademark. The parties have reached settlements, including the refund of the license fee and the minimum payment fee that the Group had already paid to Wemade under the original publishing license agreement. The Group received the refund of the license fee of RMB 9.0 and prepaid minimum payment of RMB 9.0 in October 2025.

35.2 Contingencies

Legal Proceedings

Skychain Technologies Inc. materially breached the Financing Agreement with us by failing to obtain permits required to complete the cryptocurrency hosting facility in Birtle, Manitoba, Canada and abandoned the construction project as a result. On July 6, 2022, the Group filed a complaint against Skychain and its wholly owned subsidiary Miningsky Technologies (Manitoba) Inc. As of the date of this annual report, the Group has obtained summary judgment for CAD 2 million and are in the processes of enforcement. Skychain has filed the appeal, which was rejected by the court in April 2023. In 2026, Skychain elected a new board of directors who are willing to engage with the Group on the settlement.

On August 5, 2022, the Group filed a complaint against Compute North, LLC for breach of contract under which Compute North should provide a facility to deploy the Group’s cryptocurrency machines. Compute North filed an application for bankruptcy and the Group’s complaint automatically stayed as a result until the bankruptcy is resolved. In February 2023, the bankruptcy court has approved the bankruptcy reorganization plan.

In March 2023, the Group and Crypto Mine Group LLC entered into a hosting agreement pursuant to which Crypto Mine Group LLC, later renamed into Hashland Inc., agreed to host the Group’s mining machines in its data center located at Pecos County, Texas, United States. In 2024, the Group filed a complaint against Hashland Inc. for breach of hosting agreement under which Hashland should provide a mining facility and perform uninterrupted hosting services. Hashland Inc. failed to perform its obligations, therefore the Group terminated the hosting agreement and sued them in the state court of Texas to recover the Group’s security deposit, damages and losses. The first hearing should be set by the court sometime in 2025. The court hearing is set on April 17, 2026.

In August 2021, the Group and a Kazakhstan company LGHSTR Ltd. signed a non- binding investment memorandum to establish a joint venture in Kazakhstan. Subsequently, the Group decided to terminate joint venture and instead to cooperate based on contractual basis through signing of hosting services agreements with LGHSTR Ltd. and its affiliates for deployment of miners in the data-center located in Aktau region, Kazakhstan. Hosting agreements are in substantially similar forms with the term of one year, which could be automatically extended for another one-year period, unless terminated by the parties under the conditions therein. Pursuant to the hosting agreements, the Group has a right to suspend operations or terminate the agreements in case the price of Bitcoin will be below the Group’s operational costs. As of December 31, 2024, the Group has terminated hosting agreements. Prior to termination, the Group deployed total of 2,094 mining machines with a total hash rate of 188,460 TH. In February 2025 the Group submitted case filing materials against shareholders of LGHSTR and its affiliated companies in the Hongkou district court of Shanghai, China. The court conducted the hearing in September 2025. The Group withdraw the lawsuit in October 2025 and initiated arbitration proceedings with Hong Kong International Arbitration Center. As of the date of this annual report, parties are in the process of appointing the sole arbitrator.

Other than the foregoing, the Group is currently not a party to any material legal or administrative proceedings. The Group may from time to time be subject to various legal or administrative claims and proceedings arising in the ordinary course of business. Litigation or any other legal or administrative proceeding, regardless of the outcome, is likely to result in substantial cost and diversion of our resources, including our management’s time and attention.